SHARE CAPITAL - Schedule of Common and Preferred Share Capital (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of number of shares outstanding [abstract]
Share-based payment transactions	$ 8	$ 13
Part VI.1 tax	$ (10)	(9)
Class A, Series 22 Preferred shares reclassification		$ (26)
Common share capital
Reconciliation of number of shares outstanding [abstract]
Number of shares, Beginning balance (in shares)	581	549
Issued on Acquisition, net of issue costs (Note 6) (in shares)		30
Share-based payment transactions (in shares)	0	2
Number of shares, Ending balance (in shares)	581	581
Share capital, beginning balance	$ 17,008	$ 15,765
Issue of equity		1,230
Share-based payment transactions	8	13
Share capital, ending balance	$ 17,016	$ 17,008
Preferred share capital
Reconciliation of number of shares outstanding [abstract]
Number of shares, Beginning balance (in shares)	93	93
Issued, net of issue costs (in shares)	0	0
Number of shares, Ending balance (in shares)	75	93
Share capital, beginning balance	$ 2,164	$ 2,199
Part VI.1 tax	(10)	(9)
Share capital, ending balance	$ 1,729	$ 2,164
Series 22 preferred share
Reconciliation of number of shares outstanding [abstract]
Increase (decrease) in redemption (in shares)	(1)
Class A, Series 22 Preferred Shares reclassification (in shares)		0
Class A, Series 22 Preferred shares reclassification	$ 0	$ (26)
Series 9 preferred share
Reconciliation of number of shares outstanding [abstract]
Increase (decrease) in redemption (in shares)	(9)
Class A, Series 22 Preferred shares reclassification	$ (225)
Class A Series 19 Preference Shares
Reconciliation of number of shares outstanding [abstract]
Increase (decrease) in redemption (in shares)	(8)
Class A, Series 22 Preferred shares reclassification	$ (200)